BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
BORROWINGS
Short-term borrowings	¥ 288,280	$ 39,494	¥ 290,450
Total	¥ 288,280		¥ 290,450